Details of Significant Accounts - Leasing arrangements, schedule of movements of right-of-use assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	$ 659
Additions	235
Depreciation expense	(269)	$ (280)
Closing net book amount	625
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	1,903
Disposals	(262)
Closing net book amount	1,876
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	(1,244)
Disposals	262
Closing net book amount	(1,251)
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	546
Additions	235
Depreciation expense	(216)
Closing net book amount	565
Buildings | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	1,644
Disposals	(194)
Closing net book amount	1,685
Buildings | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	(1,098)
Disposals	194
Closing net book amount	(1,120)
Business vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	113
Additions	0
Depreciation expense	(53)
Closing net book amount	60
Business vehicles | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	259
Disposals	(68)
Closing net book amount	191
Business vehicles | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	(146)
Disposals	68
Closing net book amount	$ (131)